Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation

Note 7—Share-Based Compensation

We recorded share-based compensation expense and related tax benefit within our statement of operations as follows:

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Contract drilling costs	$2,087	$—	$—
General and administrative expenses	7,228	5,318	4,471

Share-based compensation expense	9,315	5,318	4,471
Tax benefit (a)	(2,113)	(1,360)	(1,050)

Total	$7,202	$3,958	$3,421

(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Stock Options

On April 24, 2009, the Board of our Predecessor approved the creation of the Pacific Drilling Limited 2009 Omnibus Stock Incentive Plan (the “2009 Stock Plan”), which provided for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units, and other equity based or equity related awards to directors, officers, employees and consultants of Pacific Drilling. During 2010 and 2009, awards of common stock options were made to certain executives and employees. Pursuant to the terms of the options granted, our Predecessor could elect to settle the stock options upon exercise in cash instead of issuing shares of our common stock. The Company anticipated settling any of the 2010 and 2009 stock options in cash. As such, the stock options were accounted for as liability awards at fair value.

On March 31, 2011, as part of the Restructuring, the Company cancelled the 2009 Stock Plan. Further, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 7.2 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan.

In conjunction with the Restructuring and cancellation of stock option grants under the 2009 Stock Plan, the Company issued 1.5 million common stock options in Pacific Drilling S.A. as a replacement of the 2010 and 2009 stock options. The replacement awards were recorded as a modification of an existing award. As exercises of replacement awards will be settled in common shares, the $2.3 million liability for stock options issued under the 2009 Stock Plan on the date of modification was extinguished and the balance reclassified to additional paid-in capital. Additionally, on March 31, 2011, the Company granted 1.3 million common stock options to certain executives and employees pursuant to the 2011 Stock Plan.

The 2009 replacement option grants vested 50%, 25% and 25% on March 31, 2011, 2012, and 2013, respectively. The 2010 replacement option grants and the 2011 option grants vest 25% annually over four years commencing on March 31, 2011 and March 31, 2012, respectively. The 2009 replacement option grants, 2010 replacement option grants and the 2011 option grants were issued at an exercise price of $10.00 and have a 10-year contractual term.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model utilizing the assumptions noted in the table below. Given the insufficient historical data available regarding the volatility of the Company’s traded share price, expected volatility of the Company’s share price does not solely provide a reasonable basis for estimating volatility. Instead, the expected volatility utilized in our Black-Scholes valuation model is based on the volatility of the Company’s traded share price for the period available following the initial public offering of our shares and the implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group for prior periods. Additionally, given the lack of historical data available, the expected terms of the options is calculated using the simplified method because the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. Options granted generally vest 25% annually over four years, have a 10-year contractual term and will be settled in shares of our stock. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011	2010	2009
	Stock Options	Stock Options	Stock Options
Expected volatility	52.3%	52.7%	53.2%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.7%	2.6%	2.5%

During the years ended December 31, 2013 and 2012, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2013	2012
	Stock Options	Stock Options
Expected volatility	47.3%	48.5%
Expected term (in years)	6.25	6.25
Expected dividends	—	—
Risk-free interest rate	1.2%	1.4%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2013 is as follows:

	Number of Shares Under Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2013	3,976	$10.04
Granted	1,359	9.58
Exercised	—	—
Cancelled or forfeited	(86)	9.97

Outstanding — December 31, 2013	5,249	$9.91	7.7	$8,121
Exercisable — December 31, 2013	2,107	$10.01	6.7	$3,054

The weighted-average grant date fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was $4.46, $4.85 and $5.24, respectively. There were no options exercised during the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013, total compensation costs related to nonvested option awards not yet recognized was $10.1 million and was expected to be recognized over 2.4 years.

Restricted Stock Units

Pursuant to the 2011 Stock Plan, the Company has granted restricted stock units to certain members of our Board of Directors, executives and employees. Restricted stock units granted by the Company will be settled in shares of our stock and generally vest over a period of two to four years. The fair value of restricted stock units is determined using the market value of our shares on the date of grant.

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2013 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested—January 1, 2013	290	$10.07
Granted	1,013	9.93
Vested	(170)	10.19
Cancelled or forfeited	(108)	9.94

Nonvested—December 31, 2013	1,025	$9.93

As of December 31, 2013, total compensation costs related to nonvested restricted stock units not yet recognized was $7.2 million and is expected to be recognized over a weighted-average period of 2.3 years.